January 30, 2006
Writer’s Direct Contact
213/892-5251
HCohn@mofo.com

By Overnight Delivery
Karen J. Garnett
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 4561
Washington, D.C. 20549

Re:	Vestin Realty Trust I, Inc.
Registration Statement on Form S-4 (File No. 333-125347)
Dear Ms. Garnett:
On behalf of Vestin Realty Trust I, Inc. (the “Company”), we are transmitting for filing Amendment No. 4 (the “Amendment”) to the Registration Statement on Form S-4 (File No. 333-125347) (the “Registration Statement”). The purpose of the Amendment is solely to file exhibits to the Registration Statement.
Please note that we have combined the two tax opinions (previously Exhibit 8.1 regarding the qualification of the merger as a transaction described in Section 351 of the Internal Revenue Code of 1986 and Exhibit 8.2 regarding the qualification of the Company as a real estate investment trust) into one tax opinion (now Exhibit 8.1).
Should you have any further questions or comments regarding the captioned filing, please direct them to me at (213) 892-5251 or Charles C. Kim at (213) 892-5742.
Very truly yours,
/s/ Hillel T. Cohn
Hillel T. Cohn
enclosures

cc:	Michael McTiernan — Securities and Exchange Commission
Eric McPhee — Securities and Exchange Commission
Dan Gordon — Securities and Exchange Commission
Michael V. Shustek — Vestin Realty Trust II, Inc.
Ira Levine, Esq. — Levine Garfinkel & Katz